Equity Incentive Plans - Classification of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,161	$ 3,210	$ 8,269	$ 9,912	$ 13,534	$ 7,871
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	37	1,249	1,904	3,881	5,317	2,685
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 2,124	$ 1,961	$ 6,365	$ 6,031	$ 8,217	$ 5,186